MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                      DEVELOPING CAPITAL MARKETS FOCUS FUND

                    Supplement dated October 23, 2001 to the
                         Prospectus dated April 17, 2001

     THE SECTION IN THE DEVELOPING CAPITAL MARKETS FOCUS FUND'S PROSPECTUS CAPTIONED "ABOUT THE PORTFOLIO MANAGER" APPEARING ON PAGE 8 IS DELETED IN ITS ENTIRETY AND AMENDED AS FOLLOWS:

     The section is retitled "About the Portfolio Management Team" and the following is inserted below the heading:

     The Fund is managed pursuant to the subadvisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM UK") by members of the Emerging Markets Global Strategy Group, a team of investment professionals who participate in the team's research process and stock selection. The senior investment professionals in this group include Josephine Ragni, Nicholas Moakes and David Soden. The team leader, David Soden, is responsible for the day-to-day management of the Fund. Mr. Soden has been Team Leader and Investment Officer of the MLIM Global Emerging Markets Team since 1996.


                                  * * * * * * *

     THE  FOLLOWING   INFORMATION   SUPPLEMENTS   AND  SUPERSEDES  ANY  CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE PROSPECTUS CAPTIONED "OTHER IMPORTANT INFORMATION -- MANAGEMENT OF THE FUND":

     The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited, an affiliate, to act as the sub-investment adviser to the Developing Capital Markets Focus Fund, and has agreed to pay MLAM UK a portion of the annual management fee it receives from the Developing Capital Markets Focus Fund.

                    MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                    Supplement dated October 23, 2001 to the
            Statement of Additional Information dated April 17, 2001

     THE  SECTION  IN  THE   STATEMENT  OF  ADDITIONAL   INFORMATION   CAPTIONED
"MANAGEMENT OF THE COMPANY" BEGINNING ON PAGE 22 IS AMENDED AS FOLLOWS:

     The biography of Grace Pineda appearing on page 28 is hereby removed, and is replaced by the following biographies of Josephine Ragni, Nick Moakes and David Soden who are members of the MLAM UK team primarily responsible for the day-to-day management of the Developing Capital Markets Focus Fund's portfolio.

     Josephine Ragni (33) - Portfolio Manager (1)(2) - Portfolio Manager of Merrill Lynch Asset Management U.K. Limited ("MLAM UK") since October 2001; Vice President of Merrill Lynch Investment Managers Limited (MLIM) (an affiliate of the investment adviser and subadviser) and member of the Emerging Markets Global Strategy Group since January 1998; Equity analyst and fund manager with Foreign & Colonial from 1993 through 1997.

     Nicholas Moakes (37) - Portfolio Manager (1)(2) - Portfolio Manager of MLAM UK since October 2001; Director of MLIM since January 2000; member of Global Emerging Markets Team since October 1997; Head of Asian Research at NatWest Securities Asia from 1995 to June 1997.

     David Soden (39) - Portfolio Manager (1)(2) - Portfolio Manager of MLAM UK since October 2001; Team Leader and Investment Officer of Global Emerging Markets Team since 1996 and Managing Director of MLIM since April 1998.

                                  * * * * * * *

     Effective on or about October 23, 2001, Merrill Lynch Variable Series Funds, Inc. may also do business as "Mercury Variable Series Funds, Inc.," and each series may also do business using the "Mercury" name. The investment advisor, Merrill Lynch Investment Managers, L.P., and the investment subadviser, MLAM UK, each may also do business as "Mercury Advisors."